ALLOWANCE FOR LOAN AND LEASE LOSSES - Additional Information (Detail) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Non Covered Loans	Dec. 31, 2011 Covered Loans	Dec. 31, 2011 Covered Loans	Dec. 31, 2011 Residential Portfolio Segment [Member] Non Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan relationships review threshold				$ 250,000			$ 100,000
Provision for loan and lease losses	64,081,000	63,144,000	0
Net charge-offs	37,700,000	46,700,000
FDIC loss sharing income	60,888,000	51,844,000	0
Allowance for covered loan losses	42,835,000	16,493,000	0
Loss share expenses primarily related to losses on covered OREO					$ 1,500,000	$ 12,800,000